(11) Intangible Assets (Details) (USD $)	3 Months Ended
Dec. 31, 2013
Borinquen Container Corporation
Amortization of Intangible Assets	$ 157,698
International Surveillance Services Corp
Amortization of Intangible Assets	62,545
Patent
Amortization of Intangible Assets	$ 1,389